Debt (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Short- and Long-Term Debt
The Company’s short-and long-term debt consists of the following:

At December 31, 2019				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2020	Ps. 11,774,764
	Fixed-rate Senior notes (i)	3.125%	2022	30,152,320
	Fixed-rate Senior notes (i)	3.625%	2029	18,845,200
	Fixed-rate Senior notes (i)	6.375%	2035	18,493,360
	Fixed-rate Senior notes (i)	6.125%	2037	6,958,119
	Fixed-rate Senior notes (i)	6.125%	2040	37,690,400
	Fixed-rate Senior notes (i)	4.375%	2042	21,671,980
	Fixed-rate Senior notes (i)	4.375%	2049	23,556,500

	Subtotal U.S. dollars			Ps.169,142,643

Mexican pesos
	Domestic Senior notes (i)	8.600%	2020	Ps. 7,000,000
	Fixed-rate Senior notes (i)	6.450%	2022	22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024	11,000,000
	Domestic Senior notes (i)	0.000%	2025	4,757,592
	Fixed-rate Senior notes (i)	8.460%	2036	7,871,700
	Domestic Senior notes (i)	8.360%	2037	5,000,000

	Subtotal Mexican pesos			Ps. 58,129,292

Euros
	Commercial Paper (iv)	-0.230%	2020	Ps. 2,599,128
	Exchangeable Bond (i)	0.000%	2020	60,051,270
	Fixed-rate Senior notes (i)	3.000%	2021	21,131,123
	Fixed-rate Senior notes (i)	3.125%	2021	15,848,342
	Fixed-rate Senior notes (i)	4.000%	2022	15,848,342
	Fixed-rate Senior notes (i)	4.750%	2022	15,848,342
	Fixed-rate Senior notes (i)	3.500%	2023	6,339,337
	Fixed-rate Senior notes (i)	3.259%	2023	15,848,342
	Fixed-rate Senior notes (i)	1.500%	2024	17,961,454
	Fixed-rate Senior notes (i)	1.500%	2026	15,848,342
	Fixed-rate Senior notes (i)	0.750%	2027	21,131,123
	Fixed-rate Senior notes (i)	2.125%	2028	13,735,230

	Subtotal Euros			Ps.222,190,375

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps. 12,491,541
	Fixed-rate Senior notes (i)	5.750%	2030	16,239,003
	Fixed-rate Senior notes (i)	4.948%	2033	7,494,924
	Fixed-rate Senior notes (i)	4.375%	2041	18,737,311

	Subtotal Pound Sterling			Ps. 54,962,779

Brazilian reais
	Debentures (i)	102.900% of CDI	2020	Ps. 7,013,124
	Debentures (i)	104.000% of CDI	2021	5,142,958
	Debentures (i)	104.250% of CDI	2021	7,083,256
	Promissory notes (i)	CDI + 0.600%	2021	1,683,150
	Promissory notes (i)	106.000% of CDI	2022	9,350,832
	Promissory notes (i)	106.500% of CDI	2022	4,675,416

	Subtotal Brazilian reais			Ps. 34,948,736

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps. 2,255,663

	Subtotal Japanese yen			Ps. 2,255,663

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps. 3,562,695

	Subtotal Chilean pesos			Ps. 3,562,695

	Subtotal other currencies			Ps. 5,818,358

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps. 11,622,118

	Subtotal Euros			Ps. 11,622,118

Pound Sterling
	GBP NC7 Capital Securities (iii)	6.375%	2073	Ps. 13,740,695

	Subtotal Pound Sterling			Ps. 13,740,695

	Subtotal Hybrid Notes			Ps. 25,362,813

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	5.500% - 9.020%	2020 - 2024	Ps. 9,359,340
Mexican pesos
	Lines of credit (ii)	TIIE + 0.050% - TIIE + 0.090%	2020	Ps. 22,000,000
Euros
	Lines of credit (ii)	0.030%	2020	Ps. 2,113,112
Peruvian Soles
	Lines of credit (ii)	3.550% - 3.700%	2020 - 2021	Ps. 15,351,211
Chilean pesos
	Lines of credit (ii)	TAB + 0.350%	2021	Ps. 4,821,222
	Financial Leases	8.700% - 8.970%	2020 - 2027	Ps. 54,596

	Subtotal Lines of Credit and others			Ps. 53,699,481

	Total debt			Ps.624,254,477

	Less: Short-term debt and current portion of long-term debt			Ps.129,172,033

	Long-term debt			Ps.495,082,444

At December 31, 2020								(Thousands of Mexican pesos)
Currency	Loan	Interest rate			Maturity			Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)		3.125%		2022			Ps.	31,917,920
	Fixed-rate Senior notes (i)		3.625%		2029				19,948,700
	Fixed-rate Senior notes (i)		2.875%		2030				19,948,700
	Fixed-rate Senior notes (i)		6.375%		2035				19,576,258
	Fixed-rate Senior notes (i)		6.125%		2037				7,365,559
	Fixed-rate Senior notes (i)		6.125%		2040				39,897,400
	Fixed-rate Senior notes (i)		4.375%		2042				22,941,005
	Fixed-rate Senior notes (i)		4.375%		2049				24,935,875

	Subtotal U.S. dollars							Ps.	186,531,417

Mexican pesos
	Fixed-rate Senior notes (i)		6.450%		2022			Ps.	22,500,000
	Fixed-rate Senior notes (i)		7.125%		2024				11,000,000
	Domestic Senior notes (i)		0.000%		2025				4,911,181
	Fixed-rate Senior notes (i)		8.460%		2036				7,871,700
	Domestic Senior notes (i)		8.360%		2037				5,000,000

	Subtotal Mexican pesos							Ps.	51,282,881

Euros
	Fixed-rate Senior notes (i)		3.000%		2021			Ps.	24,369,332
	Fixed-rate Senior notes (i)		3.125%		2021				18,276,999
	Fixed-rate Senior notes (i)		4.000%		2022				18,276,999
	Fixed-rate Senior notes (i)		4.750%		2022				18,276,999
	Fixed-rate Senior notes (i)		3.500%		2023				7,310,800
	Fixed-rate Senior notes (i)		3.259%		2023				18,276,999
	Fixed-rate Senior notes (i)		1.500%		2024				20,713,932
	Fixed-rate Senior notes (i)		1.500%		2026				18,276,999
	Fixed-rate Senior notes (i)		0.750%		2027				24,369,332
	Fixed-rate Senior notes (i)		2.125%		2028				15,840,066
	Commercial Paper (iv)		-0.230% -0.310%		2021				40,940,477

	Subtotal Euros							Ps.	224,928,934

Pound Sterling
	Fixed-rate Senior notes (i)		5.000%		2026			Ps.	13,634,936
	Fixed-rate Senior notes (i)		5.750%		2030				17,725,417
	Fixed-rate Senior notes (i)		4.948%		2033				8,180,962
	Fixed-rate Senior notes (i)		4.375%		2041				20,452,405

	Subtotal Pound Sterling							Ps.	59,993,720

Brazilian reais
	Debentures (i)		104.000% of CDI		2021			Ps.	4,222,597
	Debentures (i)		104.250% of CDI		2021				5,815,668
	Promissory notes (i)		CDI + 0.600%		2021				1,381,941
	Debentures (i)		CDI + 0.960%		2022				9,596,811
	Promissory notes (i)		106.000% of CDI		2022				7,677,449
	Debentures (i)		106.500% of CDI		2022				3,838,725

	Subtotal Brazilian reais							Ps.	32,533,191

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)		2.950%		2039			Ps.	2,511,701

	Subtotal Japanese yen							Ps.	2,511,701

Chilean pesos
	Fixed-rate Senior notes (i)		3.961%		2035			Ps.	4,078,453

	Subtotal Chilean pesos							Ps.	4,078,453

	Subtotal other currencies							Ps.	6,590,154

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)		6.375%		2073			Ps.	13,403,133

	Subtotal Euros							Ps.	13,403,133

	Subtotal Hybrid Notes							Ps.	13,403,133

Lines of Credit and others
Mexican pesos
	Lines of credit (ii)	TIIE + 0.300% - TIIE + 1.000%		2021		Ps.	27,100,000
Peruvian Soles
	Lines of credit (ii)	1.200% - 1.450%		2021		Ps.	17,094,079
Chilean pesos
	Lines of credit (ii)	TAB + 0.350% and TAB + 0.450%		2021		Ps.	8,868,181
	Financial Leases	8.700% - 8.970%		2021 - 2027		Ps.	57,266

	Subtotal Lines of Credit and others					Ps.	53,119,526

	Total debt					Ps.	628,382,956

	Less: Short-term debt and current portion of long-term debt					Ps.	148,083,184

	Long-term debt					Ps.	480,299,772

Summary of Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of December 31, 2019, and December 31, 2020, is as follows:

	2019		2020
Obligations and Senior Notes	Ps.	88,438,286	Ps.	95,007,014
Lines of credit		40,722,004		53,062,260
Financial Leases		11,743		13,910

Total	Ps.	129,172,033	Ps.	148,083,184

Weighted average interest rate		3.31%		2.23%

Summary of Long Term Debt Maturities	The Company’s long-term debt maturities as of December 31, 2020 are as follows:

Years	Amount
2022	Ps.	112,091,112
2023		25,594,561
2024		31,721,298
2025 and thereafter		310,892,801

Total	Ps.	480,299,772

Summary of Senior Notes Outstanding
The outstanding Senior Notes at December 31, 2019, and December 31, 2020, are as follo
w
s:

Currency*	2019		2020
U.S. dollars	Ps.	169,142,643	Ps.	186,531,417
Mexican pesos		58,129,292		51,282,881
Euros**		222,190,375		183,988,456
Pounds sterling**		54,962,779		59,993,720
Brazilian reais		34,948,736		32,533,191
Japanese yens		2,255,663		2,511,701
Chilean pesos		3,562,695		4,078,453

*	Thousands of Mexican peso s
**	Includes secured and unsecured senior notes.